Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2013
Gross Amount of Machinery and Equipment and Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Machinery and equipment	¥8,406	9,419
Less accumulated depreciation	4,841	5,840

	¥3,565	3,579

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2013 is as follows:

Year ending March 31	Yen (Millions)
2014	¥1,158
2015	198
2016	32
2017	8
2018	—
Thereafter	—

Total minimum lease income	¥1,396